Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments and contingencies [Abstract]
Commitments and contingencies
20	Commitments and contingencies
As at December 31, 2019, the Company had the following commitments:

	Total	Less than 1 year	1 - 3 years	3-5 years	More than 5 years

Lease commitments	$339	$123	$216	$-	$-
Under the terms of the Amended Sandstorm Agreement, the Company may be subject to a contingent liability if certain events occur (Note 12).